Details of Significant Accounts - Capital Surplus, schedule of capital surplus (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Details of Significant Accounts
Additional paid-in capital	$ 477,734	$ 554,209
Other:
Employees’ stock option cost	5,430	2,162
Directors’ share-based compensation	0	58
Retirement of treasury shares	27,235	0
Subtotal	32,665	2,220
Capital surplus	$ 510,399	$ 556,429